RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	9 Months Ended		41 Months Ended					6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended	20 Months Ended		3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended				12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended				12 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011 Investor Warrants [Member]	Sep. 30, 2011 Minimum [Member]	Sep. 30, 2011 Maximum [Member]	Jun. 30, 2010 Ensisheim Partners Llc [Member]	Dec. 31, 2009 Ensisheim Partners Llc [Member]	Sep. 30, 2012 Ensisheim Partners Llc [Member]	Dec. 31, 2009 Ensisheim Partners Llc [Member]	Dec. 31, 2010 Ensisheim Partners Llc [Member]	Dec. 24, 2009 Ensisheim Partners Llc [Member]	Jun. 30, 2010 Ensisheim Partners Llc [Member] Royalty Payments Expense [Member]	Dec. 31, 2010 Robert L.Kelly [Member]	Sep. 30, 2012 Dr.Hunkapiller [Member]	Dec. 31, 2011 Dr.Hunkapiller [Member] Stock Option and Incentive Plan 2010 [Member]	Sep. 30, 2012 Subsequent Event [Member]	Mar. 31, 2012 Board of Directors Chairman and Chief Executive Office [Member]	Sep. 30, 2012 Board of Directors Chairman and Chief Executive Office [Member]	Dec. 31, 2010 Board of Directors Chairman and Chief Executive Office [Member]	Jul. 30, 2012 Board of Directors Chairman and Chief Executive Office [Member]	Mar. 31, 2011 Board of Directors Chairman and Chief Executive Office [Member]	Nov. 03, 2010 Board of Directors Chairman and Chief Executive Office [Member]	Sep. 30, 2012 Board of Directors Chairman and Chief Executive Office [Member] Subsequent Event [Member]	Dec. 31, 2010 Board of Directors Chairman and Chief Executive Office [Member] Promissory Note One [Member]	May 16, 2011 Board of Directors Chairman and Chief Executive Office [Member] Promissory Note One [Member]	Jun. 30, 2010 Board of Directors Chairman and Chief Executive Office [Member] Promissory Note One [Member]	May 26, 2009 Board of Directors Chairman and Chief Executive Office [Member] Promissory Note One [Member]	Dec. 31, 2010 Board of Directors Chairman and Chief Executive Office [Member] Promissory Note Two [Member]	May 19, 2011 Board of Directors Chairman and Chief Executive Office [Member] Promissory Note Two [Member]	Jun. 30, 2010 Board of Directors Chairman and Chief Executive Office [Member] Promissory Note Two [Member]	Sep. 30, 2012 Chief Executive Officer [Member]	Dec. 31, 2010 Chief Executive Officer [Member]	Dec. 31, 2010 Chief Executive Officer [Member] Prior to Reverse Stock Split [Member]	Sep. 30, 2012 Chief Executive Officer [Member] Research and Development Expense [Member]	Dec. 31, 2010 Former President [Member]	Sep. 30, 2012 Chief Technology Officer [Member]	Dec. 31, 2010 Chief Technology Officer [Member]	Dec. 31, 2010 Chief Technology Officer [Member] Prior to Reverse Stock Split [Member]	Sep. 30, 2012 Chief Technology Officer [Member] Research and Development Expense [Member]	Jul. 31, 2010 Chief Executive Officer and Chief Technology Officer [Member]	Mar. 31, 2010 Chief Executive Officer and Chief Technology Officer [Member]	Sep. 30, 2012 Chief Executive Officer and Chief Technology Officer [Member]	Dec. 31, 2011 Chief Executive Officer and Chief Technology Officer [Member]	Dec. 31, 2011 Chief Executive Officer and Chief Technology Officer [Member] Research and Development Expense [Member]	Sep. 30, 2012 Employees and Officers [Member]	Dec. 31, 2011 Employees and Officers [Member] Stock Option and Incentive Plan 2010 [Member]	Sep. 30, 2012 Non-Employee Director [Member] Stock Option One [Member]		Sep. 30, 2012 Non-Employee Director [Member] Stock Option Two [Member]		Dec. 31, 2011 Non-Employee Director [Member] Stock Option and Incentive Plan 2010 [Member] Stock Option One [Member]	Sep. 30, 2012 Non-Employee Director [Member] Stock Option and Incentive Plan 2010 [Member] Stock Option Two [Member]
Short-term Debt																													$ 5,000
Debt Instrument, Interest Rate, Stated Percentage																												10.00%				10.00%
Debt Instrument, Maturity Date																										Dec. 31, 2010
Interest Payable, Current	599		599	0																							439				8,959
Debt Instrument, Face Amount																																100,000
Loan Processing Fee																														4,000
Interest Expense, Debt																														4,000
Line of Credit Facility, Maximum Borrowing Capacity																						500,000		500,000
Line of Credit Facility, Interest Rate During Period																				12.00%	10.00%
Line of Credit Facility, Current Borrowing Capacity																				79,300			140,000
Line of Credit Facility, Accrued Interest																				1,153			6,093
Line of Credit Facility, Periodic Payment, Principal																			5,078						79,300
Exclusive License Agreement, Royalty Percentage											2.00%
Exclusive License Agreement, Minimum Royalty											12,500
Exclusive License Agreement, Minimum Royalty Increased											25,000
Patents Expenses												16,250
Other Operating Income														12,500
Operating Lease Annual Rent									13,200
Operating Leases, Rent Expense								6,600	248
Security Deposit Related to Lease													1,100
Security Deposit Refund										1,100
Annual Base Salary																																		360,000			350,000		250,000
Consulting Expense															30,000
Salaries and Bonus																																	269,438			134,719		200,550			200,550				693,048	492,095
Modified Annual Base Salary																																		250,000					200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	19,757																45,000																	250,000	565,830				100,000	226,332								219,000					200,000	19,757
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights																	(i) 11,250 option shares shall vest ninety (90) days after the date of grant; (ii) 11,000 option shares shall vest one hundred and eighty (180) days after the date of grant; (iii) 11,500 option shares shall vest two hundred and seventy (270) days after the date of grant; (iv) 11,250 option shares shall vest three hundred and sixty (360) days after the date of grant.																	25% (or 62,500 shares) vested on December 31, 2010 with the remaining 75% (or 187,500 shares) to vest in equal quarterly installments over the next three years so long as the executive remains employed with the company.					25% (or 25,000 shares) vested on December 31, 2010 with the remaining 75% (or 75,000 shares) to vest in equal quarterly installments over the next three years so long as the executive remains employed with the company.									(i) twenty-five percent (25%) of the underlying shares on the first anniversary of the date of grant; and (ii) one-forty eighth (1/48) of the underlying shares monthly thereafter.					(i) 80,000 option shares shall vest on September 1, 2011; (ii) 30,000 options shares shall vest on December 1, 2011; (iii) 30,000 options shares shall vest on March 1, 2012; (iv) 30,000 options shares shall vest on June 1, 2012; (v) 30,000 options shares shall vest on September 1, 2012.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	627,757		627,757	608,000																														62,500					25,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term																	10 years																					5 years						5 years				10 years					10 years	10 years
Share-based Compensation	96,251	111,288	266,703
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 6
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions Expected Forfeiture Rate, Description																																															0.00% for the first year after the grant date, and 2.50% for every three months thereafter.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																$ 0.906 [1]																										$ 6.00	$ 3.00	$ 2.756 [2]			$ 0.906 [1]		$ 0.906	[1]	$ 6	[3]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price					$ 1.6											$ 1.25																												$ 5.00			$ 1.25		$ 1.25		$ 6.00
Share Price	$ 5.00		$ 5.00			$ 5.00	$ 7.00											$ 5.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	389,053		389,053	329,053
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	389,053		389,053	329,053
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 389,053		$ 389,053	$ 329,053
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expected to Vest, Outstanding Number																																		187,500					75,000

[1]	The fair value of the Company's common stock was derived implicitly from the Private Placement during April through June 2011 at $1.25 per Unit, wherein one Unit was comprised of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $1.60 per share.
[2]	The fair value of the Company's common stock was derived implicitly from the public offering filed in March 2010 at $3.00 per share and from the terms of an underwritten offering contemplated in July 2010 at $6.00 per Unit that was filed in October 2010, with $2.756 per share being allocated to common stock using an iterative approach in order for the combined fair value of the common stock and warrants to equal the amount of consideration to be received in the offering.
[3]	The fair value of the Company's common stock was derived implicitly from the public offering filed in February 2012 at $6.00 per share.